Long-term bank debt, current and non current, textuals 1 (Details) - Rbs Term Loan [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line Of Credit Facility [Line Items]
Debt instrument issuance date	Sep. 10, 2015
Debt instrument face amount	$ 148,000
Debt instrument maturity date	Sep. 15, 2021
Debt Instrument Frequency Of Periodic Payment	quarterly
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	2.75%
Debt Issuance Costs		$ 1,875
Debt Instrument Priority	first preferred mortgages on nine vessels of the Company's fleet, first priority deeds of assignments of insurances, earnings, charter rights and requisition compensation and a corporate guarantee.
Debt Instrument Covenant Description	There are also restrictions as to changes in the loan agreement with DSI, in the securities purchase agreement that the Company entered into in the private placement which took place in July 2014, in certain shareholdings and management of the vessels.
Debt Instrument Dividend Restrictions	Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.
Commitment fee percentage	1.375%
Restricted cash description	The loan agreement also contains customary financial covenants, minimum security value of the mortgaged vessels, requires minimum liquidity of $500 per vessel in the fleet and restricted cash of $9,000 to be deposited by the borrowers with the lenders for the duration of the loan.
Restrcited cash to be deposited	$ 9,000
Number Of Vessels Collateral For Debt	9
Borrower Minimum Liquidity Per Vessel	$ 500
Comnpany's Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt	7
Newly Acquired Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt	2